Trade receivables	12 Months Ended
Dec. 31, 2021
Trade receivables.
Trade receivables

17.Trade receivables

Trade receivables, for the Company, are non-interest bearing and are generally on terms of 30 to 90 days. The Companies maintain an allowance for ECL but given that the Companies have historically recognized almost non-existent credit losses the allowance for ECL is insignificant as of the Company periods ended December 31, 2021 and 2020. The credit loss recognized in the Company periods ended December 31, 2021 and 2020 was $365 and $2 thousand, respectively.